GENERAL AND ADMINISTRATIVE EXPENSES: (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Payroll and related expenses	$ 1,071	$ 755	$ 830
Rent and maintenance	253	195	177
Professional services	1,898	1,208	1,178
Overseas travel and trade shows	203	89	66
Depreciation	27	25	20
Share-based compensation	841	284	229
Insurance	183	143	67
Others	668	398	221
General and administrative expenses	$ 5,144	$ 3,097	$ 2,788